GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES 3 (DETAILS) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Direct Liabilities For Guarantees [Member]	Dec. 31, 2011 Direct Liabilities For Guarantees [Member]	Dec. 31, 2010 Direct Liabilities For Guarantees [Member]	Dec. 31, 2012 Ceded Liabilities For Guarantees [Member]	Dec. 31, 2011 Ceded Liabilities For Guarantees [Member]	Dec. 31, 2010 Ceded Liabilities For Guarantees [Member]	Dec. 31, 2012 Net Liabilities For Guarantees [Member]	Dec. 31, 2011 Net Liabilities For Guarantees [Member]	Dec. 31, 2010 Net Liabilities For Guarantees [Member]	Dec. 31, 2012 Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2010 Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2009 Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2010 Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2009 Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Common Stock [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Common Stock [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Common Stock [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Common Stock [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Fixed Income Investments [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Fixed Income Investments [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Fixed Income Investments [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Fixed Income Investments [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Balanced [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Balanced [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Balanced [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Balanced [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Other Investments [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Other Investments [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Other Investments [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Other Investments [Member] Guaranteed Minimum Income Benefit [Member]
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Separate Account Investments by Investment Category														$ 76,026	$ 70,194			$ 48,866	$ 45,887			$ 52,633	$ 46,207	$ 33,361	$ 29,819	$ 3,748	$ 3,810	$ 2,335	$ 2,344	$ 19,102	$ 19,525	$ 12,906	$ 13,379	$ 543	$ 652	$ 264	$ 345
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
Net Amount At Risk By Product And Guaranteel Account Value Hedged														38,029				21,615
Net Amount At Risk Hedged of Variable Annuity Contracts														7,035				2,761
Liabilities For Guarantees On Long Duration Contracts [Line Items]
Opening Balance	6,333	5,723	3,576	2,645	470	375	255	(262)	(231)	(174)	208	144	81	1,772	1,593	1,265	1,087	4,561	4,130	2,311	1,558
Other changes in reserves					86	95	120	(48)	(31)	(57)	38	64	63
Closing Balance	$ 6,333	$ 5,723	$ 3,576	$ 2,645	$ 556	$ 470	$ 375	$ (310)	$ (262)	$ (231)	$ 246	$ 208	$ 144	$ 1,772	$ 1,593	$ 1,265	$ 1,087	$ 4,561	$ 4,130	$ 2,311	$ 1,558